Total
MH Elite Select Portfolio of Funds
Investment Objective
The Fund seeks long term capital appreciation.
Fees and Expenses of the Fund
The table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees	MH Elite Select Portfolio of Funds USD ($)
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Exchange Fee	none
Maximum Account Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	MH Elite Select Portfolio of Funds
Investment Advisory Fees	1.00%
Distribution (and/or Service) (12b-1) Fees	none
Other Expenses	0.25%	[1]
Acquired Fund Fees and Expenses	0.81%	[2]
Total Annual Fund Operating Expenses	2.06%
[1]	Other Expenses of .25% will be paid to MH Investment Management Inc. (MHI) as per the Administrative Services Agreement. Under this agreement, the investment adviser (MHI) is obligated to pay the expenses incurred by the Fund associated with operating a family of funds other than the investment advisory fees and the acquired fund fees and expense. This arrangement will continue for as long as MHI remains the adviser to the Fund and can only be terminated by the Board of Trustees. The fee of .25% for Other Expenses cannot be raised without shareholder approval. Absent this Administrative Services Agreement, other expenses of the Fund would be .37%.
[2]	Fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more Acquired Funds. The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
MH Elite Select Portfolio of Funds | USD ($)	211	666	1,167	2,656

Portfolio Turnover

A Fund may pay transaction costs, such as commissions, when it buys and sell securities (or turns over its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27.83% of the average value of its portfolio.

Principal Investment Strategies

MH Elite Select Portfolio of Funds seeks to achieve its investment objective by investing at least 80% of its total assets in 15 to 25 unaffiliated open-end mutual funds (underlying funds). The underlying funds will represent a diversified mix of asset classes that may have a low correlation to the U.S. stock market including funds that invest in foreign developed markets, emerging markets, natural resources, precious metals and real estate. Natural resources portfolios focus on commodity based industries such as energy (e.g. oil, natural gas and nuclear), wind, water, solar chemicals, minerals (e.g. coal) and forest products in the U.S. or outside the U.S. Precious metals portfolios focus on mining stocks that are engaged in the exploration, mining, development and distribution of metals and minerals such as gold, silver, platinum, diamonds, copper and nickel. Underlying funds that in invest in real estate will own real estate companies, businesses supplying services to the real estate market and REITS, real estate investment trusts that own and operate real estate properties. In addition, the Fund may invest in long/short and/or short only funds. An underlying fund may also use derivatives such as options and futures contracts as a substitute for investing directly in equity securities.

Underlying funds will be purchased at their net asset value without sales charges, upfront or deferred, and have a maximum limit on 12b-1 fees of .25%. Whenever possible, the Fund will invest in institutional or adviser share classes to help reduce the costs associated with investing in the underlying funds. The Fund has no restrictions on fund styles or on the average market capitalization of the underlying funds. There are also no geographic limits on the Fund’s non-U.S. investments. Under normal conditions, the Fund will invest at least 50% of its total assets in underlying funds that invest in non-U.S. companies.

The Fund may sell an underlying fund if the Adviser believes it no longer contributes to the attainment of the Fund’s investment objective. Factors that could contribute to an underlying fund being sold include disappointing performance, portfolio overlap or concentration that impacts the Fund’s diversification, a change in the underlying fund’s portfolio manager or a reweighting of asset classes by the Fund’s Adviser.

Principal Risks

An investment in any security involves a certain amount of risk. Our selection of underlying funds may not perform as well as expected when we bought them or as well as the stock market in general. There is the possibility that the Fund’s share price and total return may decline as a result of a decline in the value of the underlying funds. As a result, loss of money is a risk of investing in the Fund. There is no guarantee the Fund will achieve its investment objective and you should consider an investment in the Fund as a long-term investment.

There are a number of other risks and considerations that a potential investor in the Fund should consider:

Foreign Market Risk – Investing in securities of non-U.S. companies involve certain considerations comprising both opportunity and risk not typically associated with investing in U.S. dollar denominated securities. Risks unique to international investing include fluctuations in currency exchange rates, costs of converting foreign currency into U.S. dollars, price volatility and less liquidity, settlement practices and market inefficiencies, exposure to political and economic risks, including the risk of nationalization and war, lack of uniform accounting and financial reporting standards, less governmental supervision of securities markets, less financial information available to investors, demographics and higher costs. For these reasons investing in foreign markets may be more volatile than investing in the US market. These risks are often heightened for investments in emerging or developing countries;

Emerging Market Risk - There is a greater risk of investing in developing or emerging market countries such as those in Eastern Europe, Latin America and the Pacific Basin. These countries have less developed securities markets or exchanges, and legal and accounting systems and may be considered speculative investments. Securities may be less liquid and more volatile than securities in countries with more mature markets. Emerging market countries may be subject to greater risks of government restrictions;

Market Risk - The value of your investment in the Fund will fluctuate in response to the stock market and general economic conditions. Factors that could impact market risk include, but are not limited to, geopolitical events, including wars and terrorist attacks, major cybersecurity events, declines in oil and commodity prices, budget deficits, investor confidence or lack of, rapid rise in interest rates and/or inflation. Furthermore, actions by the Federal Reserve Board or other U.S. or non-U.S. governmental agencies or central banks could negatively affect financial markets and increase market volatility. There is the chance that stock prices overall could decline because stock markets tend to move in cycles, with periods of rising and falling prices;

Fund of Funds Risk - Investing in another investment company subjects the Fund to that company’s risks, and, in general, to a pro rata portion of that company’s fees and expenses. The investment advisers of the underlying funds may simultaneously pursue inconsistent or contradictory courses of action, for example, one fund may be purchasing securities of the same issuer whose securities are being sold by another underlying fund;

Management Risk - Risk that the adviser’s research, analysis and strategies may fail to produce the intended results and the Fund could under perform other funds with similar objectives and investment strategies;

Geographic Concentration Risks – Underlying funds may concentrate their investments in a particular geographic region and subject that fund to social, political and economic conditions unique to that particular area. As a result, the underlying fund is likely to be more volatile than a more geographically diverse international fund;

Industry Risks – An underlying fund that focuses its investments in specific industries or sectors is more susceptible to developments affecting those industries and sectors than a more diversified fund. Investing in natural resources, precious metals and real estate present additional risks. The prices of commodities may be volatile, fluctuating substantially over short periods of time. Prices can be adversely affected by factors surrounding political, regulatory and economic issues and the supply and demand for a particular commodity;

Allocation Risk – The risk that the Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or reallocated to the underlying funds;

Portfolio Turnover Risk - Frequent trading, which leads to a high portfolio turnover, by the underlying funds could have an impact on potential tax liabilities, expenses and affect the fund’s performance. The possibility exists that the Fund may distribute sizable taxable gains to its shareholders, regardless of investment performance, due to the frequent trading of the underlying funds;

Short Sale Risk – Short sales are transactions in which an underlying fund sells a stock it does not own. The underlying fund borrows the stock and is obligated to replace the stock borrowed by purchasing the stock at the market price at time of replacement. The price at such time may be higher or lower than the price at which the stock was sold. If the stock goes up in price during the period during which the short position is outstanding, the underlying fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The underlying fund will benefit if the price declines during the period during which the short position is outstanding;

Derivative Risk – Derivative instruments are financial instruments whose value depends upon, or are derived from, the value of an underlying asset, such as a security, index or currency. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying asset. Investing in derivative instruments may be speculative and involves leverage, liquidity, and valuation risks and the risk of losing more than the principal amount invested.

Performance Information

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by comparing the Fund’s average annual returns with those of a broad-based market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

MH Elite Select Portfolio of Funds – Calendar Year Total Returns

During the period shown in the bar chart, the highest return for a quarter was 14.97% (quarter ending 6/30/2009) and the lowest return for a quarter was -17.46% (quarter ending 9/30/2011).
MH Elite Select Portfolio of Funds - Average Annual Total Returns - Periods Ended December 31, 2019
Average Annual Total Returns - MH Elite Select Portfolio of Funds	1 Year	5 Years	10 Years
MH Elite Select Portfolio of Funds	20.19%	3.84%	3.93%
MH Elite Select Portfolio of Funds | After Taxes on Distributions	18.38%	3.14%	3.51%
MH Elite Select Portfolio of Funds | After Taxes on Distributions and Sales	13.47%	3.03%	3.08%
MSCI ACWI ex USA Investable Market Index (reflects no deductions for fees, expenses or taxes)	22.24%	6.20%	5.68%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares in the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale at the end of the measurement period.